Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2025 and 2024:

(in thousands)	Notes	2025	2024

Income taxes receivable	(17)	$46,669	$46,563
Prepaid expenses		49,256	41,772
Other receivables		43,052	31,326
Cash collateral	(14)	22,530	3,246
Value added tax		17,551	17,291
Contract assets	(4)	10,153	14,525
Fair value of derivative instruments	(14)	2,448	23,604
Total prepaid expenses and other current assets		$191,659	$178,327